ASSET RETIREMENT OBLIGATION (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
ASSET RETIREMENT OBLIGATION
Total undiscounted liability	CAD 556,400	CAD 730,900
Risk free rate for calculating asset retirement obligation (as a percent)	5.91%	5.92%
Period for expected payments to be incurred	65 years
Changes in asset retirement obligation
Balance, beginning of year	CAD 288,692	CAD 291,761
Change in estimates	(35,386)	4,378
Property acquisition and development activity	761	1,778
Divestments	(48,748)	(4,313)
Settlements	(14,935)	(19,409)
Accretion expense	15,975	14,497
Balance, end of year	CAD 206,359	CAD 288,692